    The High
    Yield Income
    Fund, Inc.
-------------------------------------------------------------------
   Semiannual Report
   February 29, 2000

Letter to Shareholders
                                April 17, 2000

Dear Shareholder:

Performance at a Glance
The six months that ended February 29, 2000, presented significant challenges for fixed-income investors of all kinds. Although they were spared the crisis conditions seen in 1998, rising interest rates limited returns in many bond markets. As evidence continued to point to a much stronger-than-expected U.S. economy, the Federal Reserve raised short-term interest rates in November 1999 and February 2000, following similar rate hikes in June and August 1999. Reacting to the Fed's actions and the increasing risk of rekindled inflation, investors pushed bond yields higher and bond prices lower, including those of high-yield (junk) bonds.

A rise in the junk bond default rate during 1999 was another negative influence on the high-yield market. This rate expresses the percentage of high-yield debt securities that failed to make timely interest and principal payments. Many of the defaults were concentrated in the healthcare and energy sectors. Many were also simply lower-quality bonds issued during a more receptive, arguably overly receptive market environment that lasted from the mid-1990s through the first half of 1998.

On the positive side, the Fund performed well relative to its benchmark, the Lipper Closed-End
High Current Yield Average. Its performance was helped by our focus on B-rated securities, one of the best-performing grades of high-yield bonds during the review period.

                   FUND'S PERFORMANCE
                      As of 2/29/00
                           Total Return   Total Return   NAV     Market Price
                             6 months      12 months   2/29/00     2/29/00
High Yield
 Income Fund1                  2.44%         3.29%      $6.37       $5.31
Lipper Closed-End
 High Current Yield Avg.2      1.31          2.10        N/A         N/A

Lipper Open-End
 High Current Yield Avg.3      2.16          3.42        N/A         N/A

1Source: Prudential Investments Fund Management
LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/99) through the end (2/29/00), and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE using the symbol HYI. Past performance is no guarantee of future results.

2Source: Lipper Inc. These are the average returns of 27 funds in the Closed-End High Current
Yield category for six months.

3Source: Lipper Inc. These are the average returns of 364 funds in the Open-End High Current
Yield category.

                 YIELD AND DIVIDEND
                   As of 2/29/00

        Total Monthly Dividends Paid Per Share
        Total Monthly Dividends
            Paid Per Share          Yield At Market Price
              6 months
                $0.36                        6.78%

The Fund's primary investment objective is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objective by investing primarily in corporate bonds rated BBB or lower by independent rating agencies. Bonds rated less than BBB are below investment grade and are commonly known as "junk bonds." Below-investment-grade bonds are subject to greater risk of default and higher volatility than investment-grade bonds.
Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is well diversified, and we carefully research companies to find those with attractive yields and improving credit quality.

Market Background

Aggressive Fed tightening sinks U.S. bond markets
Rising interest rates kept fixed-income investors on the defensive during our six-month review period. After hiking U.S. short-term rates in June and August 1999 (before our review period began), the Federal Reserve implemented a third increase in November 1999 in the face of continued economic strength.

Investors were hopeful that the rate hikes would end there, and that the Fed would be content with offsetting the three rate cuts it had made in the fall of 1998, when financial markets were reeling from Russia's debt default and the near-collapse of a prominent hedge fund. But the Fed was not done tightening monetary policy.

Another rate increase became a virtual certainty when U.S. gross domestic product for the fourth quarter of 1999 was reported to have grown at a robust rate. In spite of the economy's strength, inflation remained quiescent at both the producer and consumer levels, aided by solid gains in productivity. The energy sector was one of the few pockets of inflation. Crude oil and natural gas prices continued to advance, with oil topping $30 per barrel late in the period.

In early February 2000, the Fed raised the federal funds rate (what U.S. banks charge each other for overnight loans) to 5.75% and its discount rate on loans to banks from the Federal Reserve system to 5.25%, both 0.25% increases. As our review period drew to a close, the question on most investors' minds was not whether there would be more rate hikes in the first half of 2000, but how many there would be.

U.S. Treasury unveils its buyback program
On the same day in February 2000 that the Fed raised short-term rates, the U.S. Treasury
Department officially announced its buyback program. The program was prompted by the budget surpluses generated during the past several fiscal years, which have reduced the need for government borrowing. The Treasury Department hopes to buy back up to $30 billion in Treasuries by the end of 2000. It also stated that issuance of new two-, five-, and 10-year notes would be reduced, as would issuance of 30-year bonds.

The prospect of decreased supply and increased demand for Treasuries pushed their prices higher and yields lower, especially at the longer end of the market. This trend widened yield spreads between Treasuries and high-yield bonds, contributing to the poor relative performance of the latter.

Another factor weighing on the junk bond market was an increase in the default rate during 1999. High-yield bonds tend to be sensitive to changes in the default rate, and the latest increase caused yield spreads in the high-yield market to widen as investors required more generous yields to justify the greater credit risk. Finally, because of the relatively weak market conditions, it was difficult to bring new junk bond issues to market. What issues there were, however, tended to be of high quality.

Our Strategy
We maintained our conservative emphasis...
Debt securities rated B were one of the best-performing credit tiers in the junk bond market during our six-month review period, attracting investors with a mix of relative safety and high yield. The Fund was well positioned in this respect, with more than half of its holdings in B-rated securities. In addition, the Fund was helped by its underweighting in CCC-rated securities, which performed poorly. That sector still hasn't recovered from the credit crunch of 1998, when a heightened aversion to risk caused investors to flee CCC-rated securities in droves. One indication of the overall higher quality of the Fund's holdings was the fact that CCC-rated securities remained at roughly 4.00% of its total investments, well below the approximately 8% of the high-yield universe.

 . . . while looking for opportunities in growth industries
The telecommunications, energy, and cable industries were well represented in the Fund, and we increased its holdings in those areas during our review period. Our aim was to focus on noncyclical industries benefiting from strong fundamentals and good earnings trends. In addition, we looked to acquire issues that might benefit from merger and acquisition activity. On the other hand, we cut exposure to industries that tend to be most sensitive to interest rates, such as financial services and construction.

Our purchases were focused on the new issues market. The rationale here was that since the new issues market was weak, only strong companies offering attractive yields would be able to sell new bonds. For example, we purchased new offerings from Level 3 Communications--a provider of advanced
Internet Protocol networks--and from Nextlink
Communications--a local and long-distance telephone service company. On the sell side of the ledger, we significantly reduced our position in Pagemart
Nationwide, formerly one of the Fund's largest holdings. This move was triggered by slowing growth in the paging industry as consumers increasingly chose other forms of communication, such as cellular phones over paging devices.

Looking Ahead
Rates could stabilize soon despite more Fed tightenings

We are cautiously optimistic about the near-term outlook. While some additional tightening by the Fed seems likely, we are probably close to a peak in interest rates. Indeed, if the Fed can achieve its goal of gradually slowing the economy, there may be some possibility of modestly lower rates.
Overall, the Fund should do reasonably well if rates stabilize and move neither sharply higher nor sharply lower from current levels.
We also believe that defaults on junk bonds might have peaked and could decline later in the year, enabling yield spreads in the high-yield sector to narrow. Finally, solid economic growth and a rising stock market should continue to provide a positive backdrop for the high-yield market.

Because of their place near the upper end of the risk spectrum, high-yield securities are especially dependent on the financial health of the companies that issue them. A strong economy provides an environment in which more companies, and therefore more high-yield investments, can flourish. We look for these favorable influences to continue as 2000 unfolds.

Sincerely,


John R. Strangfeld
President
The High Yield Income Fund, Inc.

Portfolio of Investments as
of February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--117.6%
CORPORATE BONDS--113.2%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--1.0%
BE Aerospace, Inc., Sr. Sub. Notes                          B1               9.50 %      11/01/08   $     150 (a)     $   138,000
K & F Industries, Inc., Sr. Sub. Notes, Ser. B              B3               9.25        10/15/07         300 (a)         282,000
Stellex Industries, Inc., Sr. Sub. Notes                    B3               9.50        11/01/07         500 (a)         325,000
                                                                                                                      -----------
                                                                                                                          745,000
------------------------------------------------------------------------------------------------------------------------------
Airlines--0.9%
Continental Airlines, Inc., Sr. Notes                       Ba2              8.00        12/15/05         150 (a)         136,232
US Airways, Inc., Pass-Through Cert.                        Ba3              9.82         1/01/13         500 (a)         478,890
                                                                                                                      -----------
                                                                                                                          615,122
------------------------------------------------------------------------------------------------------------------------------
Automotive--3.6%
Collins & Aikman Products Co.,
   Sr. Sub. Notes                                           B2               11.50        4/15/06          50 (a)          49,000
   Sr. Sub. Notes                                           B3               10.00        1/15/07          30 (a)          29,175
Federal Mogul Corp., Sub. Notes                             Ba2               7.50        1/15/09         145             125,761
Foamex JPS Automotive LP,
   Sr. Notes                                                B1               11.125       6/15/01         375 (a)         377,813
   Sr. Sub. Notes                                           B3                9.875       6/15/07         150 (a)         124,500
Hayes Lemmerz International, Inc., Sr. Sub. Notes, Ser.
   B                                                        B2                8.25       12/15/08         200 (a)         176,500
Lear Corp.,
   Sr. Notes, Ser. B                                        Ba1               7.96        5/15/05         200             189,500
   Sr. Notes, Ser. B                                        Ba1               8.11        5/15/09         500 (a)         462,500
   Sub. Notes                                               Ba3               8.25        2/01/02         275             268,812
MSX International, Inc., Sr. Sub. Notes                     B3               11.375       1/15/08         105 (a)          97,650
Standyne Automotive Corp., Sr. Sub. Notes                   Caa1             10.25       12/15/07         175 (a)         136,500
Tenneco, Inc., Sr. Sub. Notes                               B2               11.625      10/15/09         340             346,375
Venture Holdings, Sr. Notes                                 B2                9.50        7/01/05         250             227,500
                                                                                                                      -----------
                                                                                                                        2,611,586
------------------------------------------------------------------------------------------------------------------------------
Beverages--0.6%
Cott Corp., Sr. Notes                                       B1                8.50        5/01/07         500 (a)         462,500
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components--1.4%
Building Materials Corp.,
   Sr. Notes                                                Ba3               7.75        7/15/05          10 (a)           8,900
   Sr. Notes                                                Ba3               8.00       12/01/08         150 (a)         130,500
Congoleum Corp., Sr. Notes                                  B1                8.625       8/01/08         500 (a)         435,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components (cont'd.)
Nortek, Inc.,
   Sr. Notes                                                B1               9.25 %       3/15/07   $     250         $   234,375
   Sr. Notes                                                B1               9.125        9/01/07         250 (a)         233,125
                                                                                                                      -----------
                                                                                                                        1,041,900
------------------------------------------------------------------------------------------------------------------------------
Cable--13.3%
Adelphia Communications Corp.,
   Sr. Notes                                                B1               9.50         2/15/04          85              84,024
   Sr. Notes                                                B1              10.50         7/15/04         500 (a)         505,000
   Sr. Notes                                                B1               7.875        5/01/09         500             432,500
Century Communications Corp., Sr. Disc. Notes               B1               Zero         3/15/03         250             179,375
Charter Communications Holdings LLC,
   Sr. Disc. Notes, Zero Coupon (until 4/1/04)              B2                9.92        4/01/11         235             138,062
   Sr. Notes                                                B2                8.625       4/01/09         500 (a)         460,000
   Sr. Notes                                                B2               10.25        1/15/10         500             495,000
Classic Cable Inc.,
   Sr. Sub. Notes                                           B3                9.375       8/01/09         130             122,200
   Sr. Sub. Notes                                           B3               10.50        3/01/10         600             603,000
Coaxial Commerce Central Ohio, Inc., Sr. Notes              B3               10.00        8/15/06         250 (a)         238,750
Comcast UK Cable Corp., Sr. Disc. Deb., Zero Coupon
   (until 11/15/00) (UK)                                    B2               11.20       11/15/07         225 (a)(d)      216,563
CSC Holdings, Inc., Sr. Sub. Deb.                           Ba3              10.50        5/15/16         170             187,000
Diamond Cable Co.,
   Sr. Disc. Notes, Zero Coupon (until 12/15/00) (UK)       B3               11.75       12/15/05         625 (d)         598,438
   Sr. Disc. Notes, Zero Coupon (until 2/15/02) (UK)        B3               10.75        2/15/07         500 (a)(d)      396,250
International Cabletel, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/00)             B3               12.75        4/15/05         250             252,500
   Sr. Notes, Ser. B, Zero Coupon (until 2/1/01)            B3               11.50        2/01/06         650 (a)         607,750
Lenfest Communications, Inc., Sr. Sub. Notes                Baa3             10.50        6/15/06         500 (a)         547,500
Mediacom LLC, Sr. Notes                                     B2                7.875       2/15/11         500 (a)         430,000
Rogers Cablesystems, Inc., Sr. Notes (CA)                   Ba3              10.00        3/15/05         575 (a)(d)      603,750
Telewest Communications PLC,
   Sr. Disc. Deb., Zero Coupon (until 10/1/00) (UK)         B1               11.00       10/01/07         300 (d)         282,750
   Sr. Disc. Notes, Zero Coupon (until 2/1/05) (UK)         B1               11.375       2/01/10         285 (d)         168,150
United International Holdings, Inc., Sr. Sec'd. Disc.
   Notes,
   Zero Coupon (until 2/15/03)                              B3               10.34        2/15/08         500             355,000
United Pan Europe,
   Sr. Disc. Notes, Zero Coupon (until 8/1/04) (NL)         B2               12.50        8/01/09       1,095 (d)         591,300
   Sr. Notes (NL)                                           B2               10.875       8/01/09       1,130 (a)(d)    1,098,925
                                                                                                                      -----------
                                                                                                                        9,593,787

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Chemicals--4.5%
Avecia Group PLC, Sr. Notes                                 NR              11.00 %       7/01/09   $     375         $   382,500
Huntsman ICI Chemicals, Inc., Sr. Sub. Notes                B2              10.125        7/01/09         575             577,875
Huntsman Polymers Corp., Sr. Notes                          B1              11.75        12/01/04         250             261,875
Lyondell Chemical Co.,
   Sr. Sec'd. Notes, Ser. A                                 Ba3              9.625        5/01/07         125             120,000
   Sr. Sec'd. Notes, Ser. B                                 Ba3              9.875        5/01/07         515 (a)         491,825
Polymer Group, Inc., Sr. Sub. Notes                         B2               9.00         7/01/07       1,000 (a)         940,000
Sterling Chemical Holdings, Inc.,
   Sr. Sec. Notes                                           B3              12.375        7/15/06         185 (a)         191,475
   Sr. Sub. Notes                                           B3              11.75         8/15/06         315 (a)         265,387
                                                                                                                      -----------
                                                                                                                        3,230,937
------------------------------------------------------------------------------------------------------------------------------
Construction--0.4%
Del Webb Corp., Sr. Sub. Deb.                               B2               9.375        5/01/09         285 (a)         235,125
Standard Pacific Corp., Sr. Sub. Notes                      Ba2              8.50         4/01/09          20              17,550
                                                                                                                      -----------
                                                                                                                          252,675
------------------------------------------------------------------------------------------------------------------------------
Consumer Products--5.3%
Coinstar, Inc., Sr. Sub. Disc. Notes, Zero Coupon
   (until 10/1/99)                                          NR               13.00       10/01/06         250 (a)         255,000
Corning Consumer Products Co., Sr. Sub. Notes               B3                9.625       5/01/08         500 (a)         370,000
French Fragrances, Inc.,
   Sr. Notes, Ser. B                                        B2               10.375       5/15/07         750 (a)         720,000
La Petite Academy, Inc., Sr. Notes                          B3               10.00        5/15/08         250             165,000
Mail Well Corp., Sr. Notes                                  B1                8.75       12/15/08         750 (a)         675,000
Packaged Ice, Inc., Sr. Notes                               B3                9.75        2/01/05         250 (a)         222,500
Revlon Consumer Products Corp., Sr. Notes                   B3                9.00       11/01/06         285             209,475
United Stationer Supply Co., Sr. Sub. Notes                 B1               12.75        5/01/05         700 (a)         749,875
Windmere Durable Holdings, Inc., Sr. Notes                  B3               10.00        7/31/08         500 (a)         488,750
                                                                                                                      -----------
                                                                                                                        3,855,600
------------------------------------------------------------------------------------------------------------------------------
Containers--0.1%
Owens-Illinois, Inc., Sr. Deb.                              Ba1               7.50        5/15/10          45 (a)          39,961
------------------------------------------------------------------------------------------------------------------------------
Energy--2.5%
AES Corp.,
   Sr. Notes                                                Ba1               9.50        6/01/09         500 (a)         493,750
   Sr. Sub. Notes                                           Ba3              10.25        7/15/06         500 (a)         502,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Energy (cont'd)
CMS Energy Corp., Sr. Notes                                 Ba3              8.375%       7/01/03   $     750 (a)     $   734,820
Eott Energy Partners LP, Sr. Notes                          Ba2             11.00        10/01/09          95              95,000
                                                                                                                      -----------
                                                                                                                        1,826,070
------------------------------------------------------------------------------------------------------------------------------
Environmental Services--1.9%
Allied Waste North America, Inc.,
   Sr. Notes                                                Ba3              7.625        1/01/06         500 (a)         430,000
   Sr. Notes                                                Ba3              7.875        1/01/09         250 (a)         210,000
   Sr. Sub. Notes                                           B2              10.00         8/01/09         900 (a)         733,500
                                                                                                                      -----------
                                                                                                                        1,373,500
------------------------------------------------------------------------------------------------------------------------------
Financial--1.9%
Americredit Corp., Sr. Notes, Ser. B                        Ba1               9.875       4/15/06         200 (a)         200,000
CB Richards Ellis Services, Inc., Sr. Sub. Notes            Ba3               8.875       6/01/06         400 (a)         353,000
Chevy Chase Savings Bank, Sub. Deb.                         B1                9.25       12/01/05         250 (a)         240,000
Delta Financial Corp., Sr. Notes                            B3                9.50        8/01/04         160 (a)         104,000
Meditrust                                                   Ba2               7.82        9/10/26         100              55,000
Metris Companies, Inc., Sr. Notes                           Ba3              10.125       7/15/06         150 (a)         144,000
Sovereign Bancorp, Sr. Notes                                Ba3              10.50       11/15/06         250 (a)         250,000
                                                                                                                      -----------
                                                                                                                        1,346,000
------------------------------------------------------------------------------------------------------------------------------
Foods--4.2%
Agrilink Foods, Inc., Sr. Sub. Notes                        B3               11.875      11/01/08         250             245,000
Aurora Foods, Inc., Sr. Sub. Notes, Ser. D                  B1                9.875       2/15/07         340             190,400
Borden, Inc., Sr. Notes                                     Ba1               9.20        3/15/21         500 (a)         458,150
Dominos, Inc., Sr. Sub. Notes                               B3               10.375       1/15/09          15 (a)          14,138
Pilgrim's Pride Corp., Sr. Sub. Notes                       B1               10.875       8/01/03       1,000 (a)       1,010,000
PSF Finance LP, Sr. Sec'd. Notes, Payment in Kind
   (cost $324,232; purchased - 3/8/94)                      NR               11.00        9/17/03         361             368,999
Purina Mills, Inc., Sr. Sub. Notes                          B2                9.00        3/15/10       1,000 (a)         300,000
Sbarro, Inc., Sr. Notes                                     Ba3              11.00        9/15/09         145             146,812
Vlasic Foods International, Inc., Sr. Sub. Notes, Ser.
   B                                                        Caa1             10.25        7/01/09         425 (a)         276,250
                                                                                                                      -----------
                                                                                                                        3,009,749
------------------------------------------------------------------------------------------------------------------------------
Gaming--3.1%
Alliance Gaming Corp., Sr. Sub. Notes, Ser. B               B3               10.00        8/01/07         340 (a)         187,850
Casino Magic Corp., Sr. Notes                               B1               13.00        8/15/03         250 (a)         275,000
Circus Circus Enterprises, Inc., Sr. Notes                  Ba2               7.625       7/15/13         200 (a)         170,500
Coast Hotels & Casinos, Inc., Sr. Sub. Notes                B3                9.50        4/01/09         110 (a)         103,125
Harrahs Operating, Inc., Sr. Sub. Notes                     Ba2               7.875      12/15/05         250             235,000
Harveys Casino Resorts, Sr. Sub. Notes                      B2               10.625       6/01/06         125             128,594
Hollywood Park, Inc., Sr. Sub. Notes, Ser. B                B2                9.25        2/15/07         500 (a)         481,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Gaming (cont'd.)
Mohegan Tribal Gaming Authority,
   Sr. Notes                                                Ba2              8.125%       1/01/06   $     500 (a)     $   473,750
   Sr. Notes                                                Ba3              8.75         1/01/09         100              95,750
Trump Atlantic City Assocs., First Mtge. Notes              B2              11.25         5/01/06         115 (a)          78,775
                                                                                                                      -----------
                                                                                                                        2,229,594
------------------------------------------------------------------------------------------------------------------------------
Gas Pipelines--0.4%
Leviathan Gas Pipeline Corp., Sr. Sub. Notes                B2              10.375        6/01/09         300 (a)         310,500
------------------------------------------------------------------------------------------------------------------------------
Health Care--4.7%
Abbey Healthcare Group, Inc., Sr. Sub. Notes                B3                9.50       11/01/02         200 (a)         194,500
Bio Rad Labs, Inc., Sr. Sub. Notes                          B2               11.625       2/15/07         100             101,125
Biovail Corp., Sr. Notes                                    B2               10.875      11/15/05         500             527,500
Columbia/HCA Healthcare Corp.,
   Deb.                                                     Ba2               7.05       12/01/27         205 (a)         155,800
   Deb.                                                     Ba2               7.50       11/15/95          75 (a)          56,906
Concentra Operating Corp., Sr. Sub. Notes, Ser. A           B3               13.00        8/15/09         155             131,750
Fresenius Medical Care, Inc., Deb.                          NR                9.00       12/01/06         500             475,000
HEALTHSOUTH Corp., Sr. Notes                                Baa3              6.875       6/15/05         180 (a)         156,831
Iasis Healthcare Corp., Sr. Sub. Notes                      B3               13.00       10/15/09         165             166,650
ICN Pharmaceuticals, Inc., Sr. Notes                        Ba3               8.75       11/15/08         500 (a)         472,500
Lifepoint Hosps Holdings, Inc., Sr. Sub. Notes              B3               10.75        5/15/09         150             153,000
Magellan Health Services, Inc., Sr. Sub. Notes              B3                9.00        2/15/08         500 (a)         407,500
Triad Hospitals Holdings, Inc., Sr. Sub. Notes              B3               11.00        5/15/09         390             401,700
                                                                                                                      -----------
                                                                                                                        3,400,762
------------------------------------------------------------------------------------------------------------------------------
Industrials--2.3%
Applied Power, Inc., Sr. Sub. Notes                         B1                8.75        4/01/09         175 (a)         179,375
Eagle Picher Industries, Inc., Sr. Sub. Notes               B3                9.375       3/01/08         350 (a)         301,875
Gentek, Inc., Sr. Sub. Notes                                B2               11.00        8/01/09         300 (a)         307,500
Motors & Gears, Inc.                                        B3               10.75       11/15/06         500 (a)         492,500
Thermadyne Mfg., Sr. Sub. Notes                             B3                9.875       6/01/08         425 (a)         348,500
                                                                                                                      -----------
                                                                                                                        1,629,750
------------------------------------------------------------------------------------------------------------------------------
Leisure--1.7%
Ballys Health & Tennis Corp., Sr. Sub. Notes, Ser. C        B3                9.875      10/15/07         445 (a)         416,075
Imax Corp., Sr. Notes (CA)                                  Ba2               7.875      12/01/05         250 (d)         232,500
Premier PKS, Inc., Sr. Notes                                B3                9.75        6/15/07         350 (a)         332,500
Six Flags Entertainment Corp., Sr. Notes                    B2                8.875       4/01/06         250 (a)         236,250
                                                                                                                      -----------
                                                                                                                        1,217,325

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Lodging--1.1%
HMH Properties, Inc., Sr. Sec'd. Notes                      Ba2              7.875%       8/01/08   $     670 (a)     $   579,550
ITT Corp., Deb.                                             Ba1              7.375       11/15/15         150             121,695
La Quinta Inns, Inc., Sr. Notes                             Ba2              7.40         9/15/05         100 (a)          62,000
                                                                                                                      -----------
                                                                                                                          763,245
------------------------------------------------------------------------------------------------------------------------------
Media--4.6%
Ackerley Group, Inc., Sr. Sub. Notes, Ser. B                B2               9.00         1/15/09         250 (a)         236,250
Alliance Atlantis Commerce, Inc., Sr. Sub. Notes            B2              13.00        12/15/09         195             191,100
American Lawyer Media Holdings, Sr. Disc. Notes,
   Zero Coupon (until 12/15/02)                             B3              12.25        12/15/08         300 (a)         198,750
Capstar Radio Broadcasting, Inc., Sr. Sub. Notes            B1               9.25         7/01/07         125             126,250
Chancellor Media Corp., Sr. Sub. Notes                      B1               9.00        10/01/08         500 (a)         510,000
Echostar DBS Corp., Sr. Notes                               B2               9.375        2/01/09         150             146,250
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                  B3              10.00         3/01/08          95              60,800
Paxson Communications Corp., Sr. Sub. Notes                 B3              11.625       10/01/02         150             154,875
Sullivan Graphics Inc., Sr. Sub. Notes                      Caa1            12.75         8/01/05         500 (a)         525,625
Susquehanna Media Co., Sr. Sub. Notes                       B1               8.50         5/15/09         500 (a)         480,000
Transwestern Publishing Co., Sr. Sub. Notes, Ser. D         B2               9.625       11/15/07         250 (a)         242,500
World Color Press, Inc.,
   Sr. Sub. Notes                                           Baa3             8.375       11/15/08         125             117,812
   Sr. Sub. Notes                                           Baa3             7.75         2/15/09         375 (a)         348,750
                                                                                                                      -----------
                                                                                                                        3,338,962
------------------------------------------------------------------------------------------------------------------------------
Metals--4.0%
Algoma Steel, Inc., First Mtge. Notes                       B2               12.375       7/15/05          55              54,175
Continental Global Group, Inc., Sr. Notes, Ser. A           B2               11.00        4/01/07         250 (a)         122,500
Golden Northwest Aluminum Inc., First Mtge. Notes           B2               12.00       12/15/06         115             119,600
Great Lakes Carbon Corp., Sr. Sub. Notes                    B3               10.25        5/15/08         500 (a)         462,500
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes            B3               12.75        2/01/03         310 (a)         304,575
LTV Corp., Sr. Notes                                        Ba3              11.75       11/15/09         160             163,200
Maxxam Group Holdings, Inc., Sr. Sec'd. Notes               B3               12.00        8/01/03         500 (a)         465,000
National Steel Corp., First Mtge. Notes, Ser. D             Ba3               9.875       3/01/09         250             248,125
P & L Coal Holdings Corp., Sr. Sub. Notes                   B2                9.625       5/15/08          75 (a)          68,062
RMI USA LLC, Sr. Notes                                      B1               10.00        6/01/09         100              98,750
Russel Metals, Inc., Sr. Notes                              B1               10.00        6/01/09         150             148,125
Sheffield Steel Corp., First Mtge. Notes, Ser. B            Caa2             11.50       12/01/05         140             116,900
UCAR Global Enterprises, Inc., Sr. Sub. Notes               B2               12.00        1/15/05         250 (a)         258,750
WHX Corp., Sr. Notes                                        B3               10.50        4/15/05         250             242,500
                                                                                                                      -----------
                                                                                                                        2,872,762

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous--1.2%
Iron Mountain, Inc., Sr. Sub. Notes                         B2               8.25 %       7/01/11   $     500 (a)     $   425,000
IT Group, Inc., Sr. Sub. Notes, Ser. B                      B3              11.25         4/01/09         190             182,400
Sun World International, Inc., First Mtge. Notes, Ser.
   B                                                        B2              11.25         4/15/04          30 (a)          30,300
United Rentals, Inc., Sr. Sub. Notes, Ser. B                B1               9.25         1/15/09         225             208,125
                                                                                                                      -----------
                                                                                                                          845,825
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration/Production--7.3%
Canadian Forest Oil Ltd., Sr. Sub. Notes (CA)               B2               8.75         9/15/07         140 (d)         128,800
Chesapeake Energy Corp., Sr. Notes                          B3               9.625        5/01/05         685 (a)         650,750
Comstock Resources Inc., Sr. Notes                          B2              11.25         5/01/07          20              19,700
DI Industies, Inc., Sr. Notes                               B1               8.875        7/01/07         250             224,375
Gulf Canada Resources Ltd.,
   Sr. Notes (CA)                                           Ba1              8.35         8/01/06         295 (a)(d)      286,887
   Sr. Sub. Deb. (CA)                                       Ba2              9.625        7/01/05          80 (a)(d)       80,800
Parker Drilling Co., Sr. Notes                              B1               9.75        11/15/06         500 (a)         481,250
Plains Resources, Inc.,
   Sr. Sub. Notes, Ser. B                                   B2              10.25         3/15/06         225 (a)         216,000
   Sr. Sub. Notes, Ser. D                                   B2              10.25         3/15/06         250 (a)         240,000
R & B Falcon Corp., Sr. Notes                               Ba3             12.25         3/15/06         275             295,625
RBF Finance Co.,
   Sr. Sec'd. Notes                                         Ba3             11.00         3/15/06         255             272,850
   Sr. Sec'd. Notes                                         Ba3             11.375        3/15/09         600 (a)         636,000
Snyder Oil Corp., Sr. Sub. Notes                            Ba3              8.75         6/15/07         500 (a)         495,000
Swift Energy Co., Sr. Sub. Notes                            B2              10.25         8/01/09         235             229,125
Tesoro Petroleum Corp., Sr. Sub. Notes                      B1               9.00         7/01/08         250             230,625
Veritas DGC, Inc., Sr. Notes, Ser. C                        Ba3              9.75        10/15/03         500 (a)         502,500
Vintage Petroleum, Inc., Sr. Sub. Notes                     B1               9.75         6/30/09         300             303,000
                                                                                                                      -----------
                                                                                                                        5,293,287
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging--6.4%
Ball Corp., Sr. Sub. Notes                                  B1                8.25        8/01/08         750 (a)         703,125
Consumers International, Inc., Sr. Sec'd. Notes             B3               10.25        4/01/05         200 (a)         144,000
Doman Industries Ltd.,
   Sr. Notes (CA)                                           B1                8.75        3/15/04         285 (d)         246,525
   Sr. Notes, Ser. B (CA)                                   B1                9.25       11/15/07          60 (a)(d)       49,500
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Zero Coupon (until 1/15/03)             Caa1             10.75        1/15/09         100              65,000
   Sr. Sub. Notes                                           B3                8.75        1/15/08         100 (a)          90,250
Radnor Holdings, Corp., Sr. Notes, Ser. B                   B2               10.00       12/01/03         500 (a)         460,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging (cont'd.)
Silgan Holdings, Inc.,
   Sr. Sub. Deb.                                            B1               9.00 %       6/01/09   $     500 (a)     $   477,500
   Sub. Deb., Payment in Kind
      (cost $700,000; purchased - 6/13/97)                  B1              13.25         7/15/06         786 (a)         848,880
Stone Container Corp., Sr. Sub. Deb.                        B3              12.25         4/01/02         950 (a)         945,250
Stone Container Finance Co., Sr. Notes                      B2              11.50         8/15/06          65              69,063
Tekni Plex, Inc., Sr. Sub. Notes                            B3               9.25         3/01/08         550 (a)         528,000
                                                                                                                      -----------
                                                                                                                        4,627,093
------------------------------------------------------------------------------------------------------------------------------
Real Estate--0.2%
Intrawest Corp., Sr. Notes                                  B1              10.50         2/01/10         150             150,000
------------------------------------------------------------------------------------------------------------------------------
Restaurants--0.6%
Carrols Corp., Sr. Sub. Notes                               B2                9.50       12/01/08         250             217,500
CKE Restaurants, Inc., Sr. Sub. Notes                       B2                9.125       5/01/09         300             219,000
                                                                                                                      -----------
                                                                                                                          436,500
------------------------------------------------------------------------------------------------------------------------------
Retail--4.0%
Big 5 Corp., Sr. Notes, Ser. B                              B2               10.875      11/15/07         200 (a)         194,000
Duane Reade Inc., Sr. Sub. Notes                            B3                9.25        2/15/08         570 (a)         554,325
Franks Nursery & Crafts, Inc., Sr. Sub. Notes               B3               10.25        3/01/08         400 (a)         164,000
K-Mart Corp.                                                Ba1               8.25        1/01/22         750 (a)         696,952
Musicland Group, Inc., Sr. Sub. Notes                       B3                9.00        6/15/03         150             141,375
Phar-Mor, Inc., Sr. Notes                                   B3               11.72        9/11/02       1,250 (a)       1,150,000
                                                                                                                      -----------
                                                                                                                        2,900,652
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--2.2%
Marsh Supermarkets Inc., Sr. Sub. Notes                     B2                8.875       8/01/07         500 (a)         472,500
Pantry, Inc., Sr. Sub. Notes                                B3               10.25       10/15/07         750 (a)         712,500
Stater Brothers Holdings, Inc., Sr. Notes                   B2               10.75        8/15/06         390 (a)         390,975
                                                                                                                      -----------
                                                                                                                        1,575,975
------------------------------------------------------------------------------------------------------------------------------
Technology--3.4%
Details Holding Corp., Sr. Disc. Notes, Zero Coupon
   (until 11/15/02)                                         Caa1             12.50       11/15/07         150              96,750
DII Group, Inc., Sr. Sub. Notes                             B1                8.50        9/15/07         160 (a)         160,000
Exodus Communications Inc., Sr. Notes                       B2               10.75       12/15/09         195             196,950

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Technology (cont'd.)
Interact Operating Co., Sr. Notes                           NR              14.00 %       8/01/03   $     550         $   302,500
Intersil Corp., Sr. Notes                                   B3              13.25         8/15/09          95             106,400
IPC Information Systems, Inc., Sr. Notes                    B3              10.875        5/01/08         500 (a)         425,000
SCG Holdings & Semiconductor Co., Sr. Notes                 B2              12.00         8/01/09         225             243,563
Unisys Corp., Sr. Notes, Ser. B                             Ba1             12.00         4/15/03         500 (a)         531,250
Viasystems, Inc., Sr. Sub. Notes                            B3               9.75         6/01/07         455 (a)         364,000
                                                                                                                      -----------
                                                                                                                        2,426,413
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--22.4%
Allegiance Telecommunications, Inc., Sr. Notes              B1              12.875        5/15/08         750 (a)         825,000
AMSC Acquisition, Inc., Sr. Notes                           NR              12.25         4/01/08         100 (a)          89,000
Clearnet Communications Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 5/1/04) (CA)                                      B3              10.125        5/01/09          60 (d)          36,000
Firstworld Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/03)                                          NR              13.00         4/15/08         225             112,500
Global Crossing Holdings Ltd., Sr. Notes                    Ba2              9.50        11/15/09         305             294,325
GST Telecommunications, Inc.,
   Sr. Disc. Conv. Notes, Zero Coupon (until 12/15/00)      NR              13.875       12/15/05         110             121,000
   Sr. Sub. Notes                                           NR              12.75        11/15/07         100 (a)          94,000
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)                                                NR              13.875       12/15/05         405 (a)         255,150
Hyperion Telecommunications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/01)
      (cost $30,826; purchased - 9/23/99)                   B3              13.00         4/15/03          35 (b)          32,200
   Sr. Sec. Notes, Ser. B                                   B3              12.25         9/01/04         200             213,500
ICG Holdings, Sr. Disc. Notes, Zero Coupon (until
   9/15/00)                                                 B3              13.50         9/15/05         235 (a)         222,663
Impsat Corp.,
   Sr. Notes                                                B2              12.125        7/15/03         245 (a)         236,425
   Sr. Notes                                                B3              12.375        6/15/08         250             232,500
Intermedia Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)             B2              12.50         5/15/06         500 (a)         470,000
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)             B2              11.25         7/15/07         825 (a)         664,125
ITC Deltacom, Inc., Sr. Notes                               B2               9.75        11/15/08       1,000 (a)         990,000
Level 3 Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/1/03)             B3              10.50        12/01/08         280             162,400
   Sr. Disc. Notes, Zero Coupon (until 3/15/05)             B3              12.875        3/15/10       2,000           1,070,000
   Sr. Notes                                                B3               9.125        5/01/08         240             216,600
Mastec, Inc., Sr. Sub. Notes                                Ba3              7.75         2/01/08         250 (a)         230,000
McLeod USA Inc.,
   Sr. Disc. Notes, Zero Coupon (until 3/1/02)              B1              10.50         3/01/07         250 (a)         201,875
   Sr. Notes                                                B1               9.25         7/15/07         400 (a)         384,000
   Sr. Notes                                                B1               8.125        2/15/09         580 (a)         519,100

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                              Moody's                               Principal
                                                              Rating       Interest     Maturity      Amount             Value
Description(a)                                              (Unaudited)      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
Metromedia Fiber Network Inc., Sr. Notes                    B2              10.00 %      12/15/09   $     345         $   338,963
Millicom International Cellular, Inc., Sr. Disc. Notes,
   Zero Coupon (until 12/1/01)                              B3              13.25         6/01/06         220             189,750
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)             B1              10.65         9/15/07         700             533,750
   Sr. Notes                                                B1               9.375       11/15/09         815 (a)         782,400
Nextlink Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/1/04)             B2              12.125       12/01/09         445             251,425
   Sr. Notes                                                B3               9.625       10/01/07         400 (a)         383,000
   Sr. Notes                                                B3              10.75         6/01/09         470 (a)         471,175
   Sr. Notes                                                B2              10.50        12/01/09          50              49,937
Pagemart Nationwide, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/1/00)                                           B3              15.00         2/01/05         225 (a)         230,625
Price Communications Wireless, Sr. Sub. Notes               B3              11.75         7/15/07         650 (a)         708,500
Primus Telecommunications, Inc., Sr. Notes                  B3              12.75        10/15/09         280             285,600
PSINET, Inc., Sr. Notes                                     B3              11.00         8/01/09         800 (a)         790,000
RCN Corp.,
   Sr. Notes                                                B3              10.00        10/15/07          35              32,550
   Sr. Notes                                                B3              10.125        1/15/10         210             196,350
Rogers Cantel, Inc., Deb. (CA)                              Ba3              9.375        6/01/08         600 (a)(d)      612,000
RSL Communications PLC, Sr. Notes                           B2              12.00        11/01/08         250 (a)         246,250
Telegroup, Inc., Sr. Disc. Notes, Zero Coupon (until
   11/1/00)                                                 NR              10.50        11/01/04         500 (a)         170,000
Tritel PCS, Inc., Sr. Disc. Notes, Zero Coupon (until
   5/15/04)                                                 B3              12.75         5/15/09         350             227,500
Triton PCS, Inc., Sr. Disc. Notes, Zero Coupon (until
   5/1/03)                                                  B3              11.00         5/01/08          75              53,625
Verio Inc.,
   Sr. Notes                                                B3              11.25        12/01/08          25 (a)          25,375
   Sr. Notes                                                B3              10.625       11/15/09         365 (a)         361,350
Voicestream Wireless Corp.,
   Sr. Disc. Notes, Zero Coupon (until 11/15/04)            B2              11.875       11/15/09         355             221,875
   Sr. Notes                                                B2              10.375       11/15/09         485 (a)         499,550
Williams Communications Group, Sr. Notes                    B2              10.875       10/01/09         655 (a)         666,462
Worldwide Fiber, Inc., Sr. Notes                            B3              12.00         8/01/09         105             106,575
                                                                                                                      -----------
                                                                                                                       16,106,950
------------------------------------------------------------------------------------------------------------------------------
Textiles--0.9%
Phillips Van Heusen Corp., Sr. Sub. Notes                   B1               9.50         5/01/08         250             231,250
Worldtex, Inc., Sr. Notes, Ser. B                           B1               9.625       12/15/07         475 (a)         389,500
                                                                                                                      -----------
                                                                                                                          620,750
------------------------------------------------------------------------------------------------------------------------------
Transportation--1.1%
American Commercial Lines LLC, Sr. Notes                    B1               10.25        6/30/08         275 (a)         240,625
Holt Group, Inc., Sr. Notes                                 Caa1              9.75        1/15/06         150 (a)          93,000
Kitty Hawk, Inc., Sr. Sec'd. Notes                          B1                9.95       11/15/04         500 (a)         475,000
                                                                                                                      -----------
                                                                                                                          808,625
                                                                                                                      -----------
Total corporate bonds (cost $86,837,231)                                                                               81,559,357
                                                                                                                      -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

                                                       Value
Description(a)                      Shares           (Note 1)
------------------------------------------------------------
COMMON STOCKS(c)
Star Gas Partners LP,                   308        $        4,434
UnitedGlobalCom, Inc., Class A            2                   209
                                                   --------------
Total common stocks (cost $15)                              4,643
                                                   --------------
COMMON TRUST UNIT(c)--0.4%       Units
PSF Finance LP, (cost $462,534;
  purchased - 3/8/94)                27,924 (e)           307,164
                                                   --------------
PREFERRED STOCKS--3.2%            Shares
Clark USA, Inc., 11.50%,
  Payment in Kind                       125                18,752
CSC Holdings, Inc.,
   11.125%, Payment in Kind           1,952               212,768
   11.125%, Payment in Kind              12               459,900
Intermedia Communications, Inc.,
  Ser. B, 13.50%, Payment in Kind        12                11,586
Intermediate Act Systems, Inc.,
  Ser. B, 14.00%                      1,100               286,000
Nextel Communications, Inc., Ser.
  E, 11.25%, Payment in Kind            183               179,292
Packaging Corp., 12.375%,
  Payment in Kind                     1,587               185,695
Primedia, Inc., 8.625%                3,000               256,500
R & B Falcon Corp., 13.875%,
  Payment in Kind                        85                87,958
Sinclair Broadcast Group. Inc.,
  11.625%, Payment in Kind            5,000               465,000
Viasystems Group, Inc., 8.00%        11,951               107,558
                                                   --------------
Total preferred stocks (cost $2,479,618)                2,271,009
                                                   --------------

                                                      Value
Description(a)                     Warrants           (Note 1)
------------------------------------------------------------
WARRANTS(c)--0.8%
American Mobile Satellite Corp.,
  expiring 4/1/08                       100        $        9,000
Cellnet Data Systems, Inc.,
  expiring 9/15/07                    2,029                     0
Clearnet Communications, Inc.,
  expiring 9/15/05 (CA)               2,475 (d)            61,875
Firstworld Communications, Inc.,
  expiring 4/15/08                      225                45,000
Intelcom Group, Inc., expiring
  9/15/05                             9,900               217,800
Interact Electronic Marketing,
  Inc., expiring 12/15/09             1,100                27,500
Interact Systems, Inc., expiring
  8/1/03                              1,100                    11
Intermedia Communications, Inc.,
  expiring 6/1/00                       750               146,250
MGC Communications, Inc.,
  expiring 1/1/49                       200                59,000
Pagemart Nationwide, Inc.,
  expiring 12/31/03                   4,600                11,500
R & B Falcon Corp., expiring
  5/1/09                                 75                20,625
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                      140                 2,520
                                                   --------------
Total warrants (cost $41,839)                             601,081
                                                   --------------
Total long-term investments
  (cost $89,821,237)                                   84,743,254
                                                   --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of
February 29, 2000 (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                    Principal
                                                                           Interest     Maturity     Amount             Value
Description(a)                                                               Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%
Joint Repurchase Agreement Account
   (cost $738,000; Note 4)                                                   5.66 %       3/01/00    $   738         $    738,000
                                                                                                                     ------------
Total Investments--118.6%
(cost $90,559,237; Note 3)                                                                                             85,481,254
Other assets in excess of liabilities--(18.6)%                                                                        (13,416,754)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $ 72,064,500
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities--$58,052,395; (Note 5).
(b) Indicates a security is restricted as to resale; the aggregate cost of such securities is $30,826. The aggregate value $32,200 is approximately .04% of net assets.
(c) Non-income producing securities.
(d) US $ Denominated Bonds-Foreign Issuers.
(e) Portion of units represent ownership in PSF Holdings, Inc.
NR--Not rated by Moody's or Standard & Poor's.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities (Unaudited)
------------------------------------------------------------

Assets                                          February 29, 2000
Investments, at value (cost $90,559,237).....      $85,481,254
Cash.........................................              583
Receivable for investments sold..............        1,692,485
Interest and dividends receivable............        1,885,722
Prepaid expenses and other assets............            1,594
                                                -----------------
   Total assets..............................       89,061,638
                                                -----------------
Liabilities
Loan payable (Note 5)........................       16,000,000
Payable for investments purchased............          582,925
Accrued expenses.............................          167,323
Loan interest payable........................           86,861
Deferred directors' fees.....................           59,201
Dividends payable............................           52,231
Due to Manager...............................           48,597
                                                -----------------
   Total liabilities.........................       16,997,138
                                                -----------------
Net Assets...................................       72,064,500
                                                -----------------
                                                -----------------
Net assets were comprised of:
   Common stock, at par......................      $   113,191
   Paid-in capital in excess of par..........       97,915,423
                                                -----------------
                                                    98,028,614
   Distributions in excess of net investment
      income.................................         (512,870)
   Accumulated net realized loss on
      investments............................      (20,373,261)
   Net unrealized depreciation on
      investments............................       (5,077,983)
                                                -----------------
Net assets, February 29, 2000................      $72,064,500
                                                -----------------
                                                -----------------
Net asset value and redemption price per
   share
   ($72,064,500 / 11,319,116 shares of common
   stock issued and outstanding).............      $      6.37
                                                -----------------
                                                -----------------


THE HIGH YIELD INCOME FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                Six Months Ended
Net Investment Income                           February 29, 2000
Income
   Interest..................................      $ 4,388,259
   Dividends.................................           78,244
                                                -----------------
                                                     4,466,503
                                                -----------------
Expenses
   Management fee............................          256,231
   Custodian's fees and expenses.............           81,000
   Transfer agent's fees and expenses........           21,000
   Reports to shareholders...................           20,000
   Audit fee and expenses....................           15,000
   Registration fees.........................           13,000
   Directors' fees and expenses..............            7,000
   Legal fees and expenses...................            3,000
   Miscellaneous.............................            4,042
                                                -----------------
      Total operating expenses...............          420,273
   Loan interest expense (Note 5)............          523,279
                                                -----------------
      Total expenses.........................          943,552
                                                -----------------
Net investment income........................        3,522,951
                                                -----------------
Realized and Unrealized
Loss on Investments
Net realized loss on investment
   transactions..............................       (1,105,837)
Net change in unrealized depreciation on
   investments...............................       (1,249,269)
                                                -----------------
Net loss on investments......................       (2,355,106)
                                                -----------------
Net Increase in Net Assets
Resulting from Operations....................      $ 1,167,845
                                                -----------------
                                                -----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                   February 29,
Increase (Decrease) in Cash                            2000
Cash flows provided from (used for) operating
   activities:
   Interest and dividends received (excluding
      discount amortization of $501,304)........   $  3,906,898
   Operating expenses paid......................       (390,021)
   Loan interest paid...........................       (541,661)
   Maturities of short-term portfolio
      investments, net..........................      3,456,000
   Purchases of long-term portfolio
      investments...............................    (34,444,746)
   Proceeds from disposition of long-term
      portfolio investments.....................     35,980,313
   Prepaid expenses.............................            294
                                                   ------------
   Net cash provided from operating
      activities................................      7,967,077
                                                   ------------
Cash flows used for financing activities:
   Loan reduction...............................     (4,000,000)
   Cash dividends paid (excluding reinvestment
      of dividends of $109,445).................     (3,967,245)
                                                   ------------
   Net cash used for financing activities.......     (7,967,245)
                                                   ------------
Net decrease in cash............................           (168)
Cash at beginning of period.....................            751
                                                   ------------
Cash at end of period...........................            583
                                                   ------------
                                                   ------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from (used for) Operating
Activities
Net increase in net assets resulting from
   operations...................................      1,167,845
                                                   ------------
Decrease in investments.........................      5,444,210
Net realized loss on investment transactions....      1,105,837
Net change in net unrealized depreciation on
   investments..................................      1,249,269
Increase in receivable for investment sold......     (1,536,872)
Increase in interest receivable.................        (58,301)
Decrease in prepaid expenses and other assets...            294
Increase in payables for investments
   purchased....................................        582,925
Increase in accrued expenses and other
   liabilities..................................         11,870
                                                   ------------
   Total adjustments............................      6,799,232
                                                   ------------
Net cash provided from operating activities.....   $  7,967,077
                                                   ------------
                                                   ------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                       Six Months
                                         Ended        Year Ended
Increase (Decrease)                   February 29,    August 31,
in Net Assets                             2000           1999
Operations
   Net investment income............  $  3,522,951    $ 8,017,096
   Net realized loss on investment
      transactions..................    (1,105,837)    (4,543,476)
   Net change in unrealized
      appreciation/depreciation of
      investments...................    (1,249,269)     1,432,237
                                      ------------    -----------
   Net increase in net assets
      resulting from operations.....     1,167,845      4,905,857
Dividends paid to shareholders
   from net investment income.......    (4,073,311)    (8,112,556)
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends........................       109,445        435,530
                                      ------------    -----------
Total decrease......................    (2,796,021)    (2,771,169)
Net Assets
Beginning of period.................    74,860,521     77,631,690
                                      ------------    -----------
End of period.......................  $ 72,064,500    $74,860,521
                                      ------------    -----------
                                      ------------    -----------
Undistributed net investment
   income...........................       --              37,490
                                      ------------    -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Notes to Financial Statements (Unaudited)       THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
The High Yield Income Fund, Inc. (the 'Fund') was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund's primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or nonrated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund's custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund's purchase commitments with respect to certain investments.
The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ('restricted securities').
Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of Assets and Liabilities.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of three elements: stated coupon rate, original issue discount and market discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of net capital gains, if any. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost
--------------------------------------------------------------------------------
                                       19

Notes to Financial Statements (Unaudited)       THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed weekly and payable monthly, at an annual rate of .70 of 1% of the Fund's average weekly net assets.
PIFM and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2000 aggregated $35,000,767 and $37,517,185, respectively.
The cost basis of investments for federal income tax purposes at February 29, 2000 was $90,620,638 and net unrealized depreciation for federal income tax purposes was $5,139,384 (gross unrealized appreciation--$1,655,315; gross unrealized depreciation--$6,794,699).
For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 1999 of approximately $16,085,300 of which $8,891,400 expires in 2000, $263,000 expires in 2003, $5,569,500 expires in 2004 and $1,361,400 in
2007. Approximately $3,463,600 of the Fund's capital loss carryforward expired as of August 31, 1999. In addition, the Fund elected to treat net capital losses of approximately $3,163,400 incurred in the ten month period ended August 31, 1999 as having been incurred in the following fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts.

------------------------------------------------------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collaterialized by U.S. Treasury or federal agency obligations. As of February 29, 2000, the Fund had a 0.10% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $738,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:
Bear, Stearns & Co. Inc., 5.78%, in the principal amount of $130,000,000, repurchase price $130,020,872, due 3/1/00. The value of the collateral including accrued interest was $133,586,248.
Credit Suisse First Boston Corp., 5.80%, in the principal amount of $150,000,000, repurchase price $150,024,167, due 3/1/00. The value of the collateral including accrued interest was $155,522,342.
Deutsche Bank Securities, Inc., 5.48%, in the principal amount of $241,170,000, repurchase price $241,206,711, due 3/1/00. The value of the collateral including accrued interest was $245,993,670.
Warburg Dillon Read LLC, 5.55%, in the principal amount of $80,000,000, repurchase price $80,012,333, due 3/1/00. The value of the collateral including accrued interest was $81,604,059.
Warburg Dillon Read LLC, 5.75%, in the principal amount of $160,000,000, repurchase price $160,025,556, due 3/1/00. The value of the collateral including accrued interest was $163,202,757.

------------------------------------------------------------
Note 5. Borrowings
The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.
The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the six months ended February 29, 2000 was $16,021,978 at a weighted average interest rate of 6.49%.

------------------------------------------------------------
Note 6. Capital
There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 29, 2000.
During the six months ended February 29, 2000 and the fiscal year ended August 31, 1999, the Fund issued 16,671 and 63,171 shares, respectively, in connection with the reinvestment of dividends.

------------------------------------------------------------
Note 7. Dividends and Distributions
On March 1 and April 1, 2000 the Board of Directors of the Fund declared dividends of $.050 per share payable on March 31 and April 30, respectively, to shareholders of record on March 15 and April 15, 2000, respectively.
--------------------------------------------------------------------------------
                                       20

Financial Highlights (Unaudited)                THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended                      Year Ended August 31,
                                                               February 29,       -------------------------------------------
                                                                   2000            1999        1998        1997        1996
                                                                   ------         -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(a)...................       $   6.62         $  6.91     $  7.58     $  7.24     $  7.12
                                                                   ------         -------     -------     -------     -------
Net investment income.....................................            .31             .71         .74         .74         .77
Net realized and unrealized gain (loss) on investments....           (.20)           (.28)       (.69)        .35         .16
                                                                   ------         -------     -------     -------     -------
   Total from investment operations.......................            .11             .43         .05        1.09         .93
                                                                   ------         -------     -------     -------     -------
Dividends paid to shareholders from net investment
   income.................................................           (.36)           (.72)       (.72)       (.74)       (.77)
Distributions to shareholders in excess of net investment
   income.................................................             --              --          --        (.01)         --
Return of capital distributions...........................             --              --          --          --        (.04)
                                                                   ------         -------     -------     -------     -------
   Total dividends and distributions......................           (.36)           (.72)       (.72)       (.75)       (.81)
                                                                   ------         -------     -------     -------     -------
Net asset value, end of period(a).........................       $   6.37         $  6.62     $  6.91     $  7.58     $  7.24
                                                                   ------         -------     -------     -------     -------
                                                                   ------         -------     -------     -------     -------
Market price per share, end of period(a)..................       $   5.31         $  6.81     $  6.38     $  7.81     $  7.75
                                                                   ------         -------     -------     -------     -------
                                                                   ------         -------     -------     -------     -------
TOTAL INVESTMENT RETURN(b)................................         (16.95)%         18.55%     (10.19)%     11.47%       8.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........................       $ 72,065         $74,861     $77,632     $84,581     $80,174
Average net assets (000)..................................       $ 73,242         $77,389     $85,511     $81,788     $79,408
Ratio of expenses to average net assets...................           2.59%(c)        2.69%       2.64%       2.79%       2.89%
Ratio of net investment income to average net assets......           9.67%(c)       10.36%       9.64%      10.04%      10.62%
Portfolio turnover rate...................................             44%             85%         73%         82%         97%
Asset coverage............................................            550%            474%        488%        526%        501%
Total debt outstanding at period-end (000)................       $ 16,000         $20,000     $20,000     $20,000     $20,000

                                                             1995
                                                            -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(a)...................  $  7.21
                                                            -------
Net investment income.....................................      .86
Net realized and unrealized gain (loss) on investments....     (.08)
                                                            -------
   Total from investment operations.......................      .78
                                                            -------
Dividends paid to shareholders from net investment
   income.................................................     (.87)
Distributions to shareholders in excess of net investment
   income.................................................       --
Return of capital distributions...........................       --
                                                            -------
   Total dividends and distributions......................     (.87)
                                                            -------
Net asset value, end of period(a).........................  $  7.12
                                                            -------
                                                            -------
Market price per share, end of period(a)..................  $  8.00
                                                            -------
                                                            -------
TOTAL INVESTMENT RETURN(b)................................    12.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........................  $78,255
Average net assets (000)..................................  $76,345
Ratio of expenses to average net assets...................     3.03%
Ratio of net investment income to average net assets......    12.36%
Portfolio turnover rate...................................      106%
Asset coverage............................................      491%
Total debt outstanding at period-end (000)................  $20,000

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtainable under the Fund's dividend reinvestment plan. This amount does not reflect brokerage commissions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

Other Information (Unaudited)                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
At an annual shareholder meeting held on December 9, 1999, shareholders elected David R. Odenath, Jr. as Class I and Eugene C. Dorsey, Stephen P. Munn, Richard
A. Redeker and John S. Strangfeld, Jr. as Class III Directors of the Fund. Shareholders also approved the selection of PricewaterhouseCoopers LLP as the independent certified public accountants for the Fund for the fiscal year ending August 31, 2000. The results of the matters voted upon were as follows:

                                                                  Number of Shares
                                        ---------------------------------------------------------------------
                                                              Withheld
                                           For               Authority             Against            Abstain
                                        ---------            ----------            -------            -------
Election of David R. Odenath, Jr.       9,467,368              202,866
Election of Eugene C. Dorsey            9,462,405              207,829
Election of Stephen P. Munn             9,473,479              196,755
Election of Richard A. Redeker          9,472,223              198,011
Election of John S. Strangfeld, Jr.     9,472,223              227,221
Selection of PricewaterhouseCoopers
LLP                                     9,457,838                                  134,416             77,980

Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholders of record (or, if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.
State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at a price equal to net asset value but not less than 95% of the market price. If net asset value exceeds the market price of Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.
There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.
The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.
Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.
All correspondence concerning the Plan should be directed to the Plan Agent, State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266-8200.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     22

-------------------------------------------------------------------
            Directors
            Eugene C. Dorsey
            Delayne Dedrick Gold
            Robert F. Gunia
            Thomas T. Mooney
            Stephen P. Munn
            David R. Odenath, Jr.
            Richard A. Redeker
            John R. Strangfeld
            Nancy H. Teeters
            Louis A. Weil, III

            Officers
            John R. Strangfeld, President
            Robert F. Gunia, Vice President
            David R. Odenath, Jr. Vice President
            Grace Torres, Treasurer
            Stephen M. Ungerman, Assistant Treasurer
            Deborah A. Docs, Secretary
            William V. Healey, Assistant Secretary

            Manager
            Prudential Investments Fund Management LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Investment Adviser
            The Prudential Investment Corporation
            Prudential Plaza
            Newark, NJ 07101

            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Independent Accountants
            PricewaterhouseCoopers LLP
            1177 Avenue of the Americas
            New York, NY 10036

            Legal Counsel
            Swidler Berlin Shereff Friedman, LLP
            The Chrysler Building
            405 Lexington Avenue
            New York, NY 10174

               This report is for stockholder information. This is not a
            prospectus intended for use in the purchase or sale of fund shares.

                              The High Yield Income Fund, Inc.
                                    Gateway Center Three
                                    100 Mulberry Street
                                   Newark, NJ 07102-4077
                                  Toll free (800) 451-6788

               The views expressed in this report and information about the fund's holdings are for the period covered by this report and are subject to change thereafter.

               The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

                          The Prudential Insurance Company of America
                                      751 Broad Street
                                      Newark, NJ 07102
            429904105